Segment Geographical Information and Major Customers (Details Textual) - Segments	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Geographical Information and Major Customers (Textual)
Percentage of major customer	9.00%	13.00%	13.00%
Number of segments	2